Income Taxes - Schedule of Income Tax Provision (Benefit) (Details) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Federal: Current
Federal: Deferred	(1,449,778)	(1,710,997)
State and local: Current
State and local: Deferred	(483,259)	(570,332)
Current and Deferred Federal, State and Local, Tax Expense (Benefit)	(1,933,037)	(2,281,329)
Change in valuation allowance	1,933,037	2,281,329
Income tax provision (benefit)